SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Sep. 30, 2024
SHAREHOLDERS' EQUITY
Schedule of number of shares, shares authorized, shares issued and outstanding and earnings per share

	For the Year ended September 30,2023
	As Previously Reported	Retroactive Adjustment	As Retroacted
Par value	$0.00166667	$—	$0.00833335
Shares authorized	100,000,000	(80,000,000)	20,000,000
Shares issued and outstanding	$35,750,000	$(28,523,520)	$7,226,480

	For the Year ended September 30,2022
	As Previously Reported	Retroactive Adjustment	As Retroacted
Par value	$0.00166667	$—	$0.00833335
Shares authorized	100,000,000	(80,000,000)	20,000,000
Shares issued and outstanding	$35,750,000	$(28,523,520)	$7,226,480